Commitments and Contingent Liabilities (Details) - USD ($)			12 Months Ended
	Dec. 01, 2020	Feb. 02, 2016	Dec. 31, 2022
Commitments and Contingent Liabilities (Details) [Line Items]
Secure rent payments (in Dollars)			$ 850
Aggregate amount (in Dollars)			$ 5,155
Royalty rate			7.00%
Net sales of Company products sold by the Company’s licensees [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty payment as a percentage of grants			0.65%
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Liabilities assumed (in Dollars)			$ 5,794
Israeli Innovation Authority [Member] | Future sales of the developed products [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty payment as a percentage of grants			100.00%
Israeli Innovation Authority [Member] | Maximum [Member] | Future sales of the developed products [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			3.50%
Israeli Innovation Authority [Member] | Minimum [Member] | Future sales of the developed products [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			3.00%
Althera [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Liabilities assumed (in Dollars)			$ 474
Potential payment (in Dollars)		$ 1,500
Althera [Member] | Future gross revenues [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate		2.00%
Ramot [Member] | Net sales of all of the Company’s products [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			2.50%
HekaBio K K [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Milestone number of ordinary stock options (in Dollars)			$ 271,588
Stock option exercise price (in Dollars per share)			$ 4.42
HekaBio K K [Member] | Reimbursement price [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			3.50%
HekaBio K K [Member] | Distribution receipts [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			10.00%
Bgn Technologies [Member] | Sales Of Alpha Radiation Products [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			0.75%
Bgn Technologies [Member] | Sales Of Product Containing Intellectual Property [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			1.50%
Bgn Technologies [Member] | License revenues to jointly developed intellectual property [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			4.00%
Bgn Technologies [Member] | License revenues that relate to intellectual property [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate			8.00%
Cambridge University Hospitals Nhs Trust [Member] | Revenue Generated From Patent [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	5.00%
Cambridge University Hospitals Nhs Trust [Member] | Net Sales Squamous Cell Carcinoma [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	2.00%